Income Taxes - Schedule of Income Tax Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory tax rate	(21.00%)	(21.00%)
State income taxes, net of federal tax benefit	(6.00%)	(6.00%)
Tax-exempt Paycheck Protection Loan forgiveness	(27.00%)
Change in valuation allowance	29.70%	27.00%
Effective tax rate	0.00%	0.00%